Income Taxes - Summary of Income Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate		26.50%	26.50%
Net effect of losses not benefited		7.70%	1.80%
Tax on repatriation of foreign earnings		5.30%	2.90%
Impairment of investments [note 2]		1.00%	0.00%
Foreign rate differentials		0.60%	(3.90%)
Reserve for uncertain tax positions		0.40%	(2.50%)
Foreign exchange re-measurement	[1]	(0.60%)	1.20%
Re-measurement of deferred tax assets	[2]	(0.80%)	1.50%
Earnings of equity accounted investees		(1.60%)	(1.30%)
Valuation allowance on deferred tax assets		(2.20%)	(0.70%)
Deductible inflationary adjustments		(3.30%)	(1.20%)
Research and development tax credits		(7.10%)	(3.40%)
Others		1.10%	(0.60%)
Effective income tax rate		27.00%	20.30%

[1]	Includes foreign exchange gains reported on U.S. dollar denominated assets for Mexican tax purposes that are not recognized for GAAP purposes and losses related to the re-measurement of financial statement balances of foreign subsidiaries, primarily in Mexico, that are maintained in a currency other than their functional currency.
[2]	Includes the re-measurement of deferred tax assets of certain European subsidiaries in 2022 and a Chinese subsidiary in 2021.